Consolidated Balance Sheets(CAD)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	68,716,531	47,024,124
Accounts receivable	116,556	1,074,891
Accrued revenue	212,384	2,373,881
Deferred expenses	172,952	431,410
Investment tax credits receivable	40,200	9,875
Prepaid expenses and other assets	1,084,030	329,280
Total current assets	70,342,653	51,243,461
Property and equipment (note 4)	13,038,751	13,188,186
Less accumulated depreciation (note 4)	(11,665,594)	(11,836,456)
Property and equipment, net of accumulated depreciation (note 4)	1,373,157	1,351,730
Total assets	71,715,810	52,595,191
Current liabilities:
Accounts payable and accrued liabilities (note 10)	3,680,462	3,795,546
Deferred revenue (note 3)	3,463,255	3,143,580
Warrants (note 2 and 5)	5,378,772	4,014,821
Total current liabilities	12,522,489	10,953,947
Deferred revenue, net of current portion (note 3)		722,445
Total liabilities	12,522,489	11,676,392
Stockholders’ equity:
Issued and outstanding: 19,048,900 (December 31, 2012 - 14,305,356)	216,701,859	181,785,818
Additional paid-in capital	25,343,481	24,786,028
Deficit	(167,026,633)	(152,962,407)
Accumulated other comprehensive income (loss)	(15,825,386)	(12,690,640)
Total stockholders' equity	59,193,321	40,918,799
Total liabilities and stockholders' equity	71,715,810	52,595,191